Subsequent Events - Activity Related to Reversal of Redemption of Shares of Class A Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended
	Jan. 09, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 26, 2023	Apr. 30, 2024	Jun. 30, 2024
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Shares of Class A Common Stock issuable (in shares)						300,000
Common Class A | Common Stock
Subsequent Event [Line Items]
Stock issued for services (in shares)	73,600			73,600
Common Class A | Common Stock | Subsequent Event
Subsequent Event [Line Items]
Stock issued for services (in shares)	73,600
Common Class A Not Issued to Employees
Subsequent Event [Line Items]
Treasury stock (in shares)							1,400
Common Class A Not Issued to Employees | Subsequent Event
Subsequent Event [Line Items]
Treasury stock (in shares)						1,400
Underwriter | Common Class A | Common Stock
Subsequent Event [Line Items]
Purchase of stock, reimbursement received		$ 18		$ 800
Underwriter | Common Class A | Common Stock | Public Stockholder
Subsequent Event [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000	75,000		75,000
Stock sold, consideration received					$ 818
Exercise price (in dollars per share)					$ 10.90
Underwriter | Common Class A | Common Stock | Subsequent Event
Subsequent Event [Line Items]
Purchase of stock, reimbursement received		$ 18
Underwriter | Common Class A | Common Stock | Subsequent Event | Public Stockholder
Subsequent Event [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000